MINERAL RIGHTS (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 14, 2010	Feb. 28, 2026	Feb. 28, 2025	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2025	Jun. 30, 2025	Nov. 30, 2024	Jun. 30, 2024
PROPERTY, PLANT AND EQUIPMENT
Purchase price		$ 18,155	$ 300,000			$ 1,193,415		$ 70,000
Oregon Energy LLC
PROPERTY, PLANT AND EQUIPMENT
Purchase price	$ 2,000,000
Net Smelter Royalty (as a percent)	1.50%
Mineral rights	$ 2,000,000			$ 0			$ 0		$ 0
Maintenance fees on mining claims				75,368	$ 76,227		76,227		$ 95,691
Future annual maintenance payments				$ 72,200			$ 72,200